STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Appropriation to the general reserve fund (as a percent)	10.00%
Required subsidiaries registered capital to avoid net profit allocation to general reserve (as a percent)	50.00%
Portion of after-tax profit to be allocated to statutory surplus fund under PRC law (as a percent)	10.00%
Required statutory surplus fund/registered capital ratio to avoid net profit allocation to statutory surplus fund (as a percent)	50.00%
Amount of net assets of the relevant PRC in the group, not available for distribution	¥ 3,493.4	¥ 1,977.4
Percentage of restricted net assets	52.90%